Document and Entity Information	12 Months Ended
Mar. 31, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2012
Trading Symbol	MNDL
Entity Registrant Name	MANDALAY DIGITAL GROUP, INC.
Entity Central Index Key	0000317788
Entity Filer Category	Smaller Reporting Company